Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayments and other current assets
3.	PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Prepayments and deposits to vendors	307,475,952	529,791,210
Interest receivable	19,463,944	10,049,752
Prepayments for property and equipment	2,070,608	6,736,223
Employee advances	3,182,906	4,692,497
Receivables from financial institution	12,118,618	3,024,192
Others	8,302,461	6,899,277

Total	352,614,489	561,193,151